SunAmerica Asset Management	SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118

713.831.3299 713.831.2258 Fax Mark.Matthes@valic.com

Mark Matthes Senior Counsel
VIA EDGAR
February 10, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: Anchor Series Trust (the “Company”) File Numbers 2-86188 and 811-3836 CIK Number 0000726735
Ladies and Gentlemen:
On behalf of Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of bringing the Company’s prospectus into compliance with the new requirements of amended Form N-1A.
On or about April 13, 2010, the Company will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Company’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act.
Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-3299.
Very truly yours,
/s/ MARK MATTHES
Mark Matthes
Enclosures
cc: Gregory N. Bressler, Esq. Nori L. Gabert, Esq.